AMERICAN GENERAL LIFE INSURANCE COMPANY

                      VARIABLE SEPARATE ACCOUNT
                    VARIABLE ANNUITY ACCOUNT ONE
                    VARIABLE ANNUITY ACCOUNT TWO
                    VARIABLE ANNUITY ACCOUNT FOUR
                    VARIABLE ANNUITY ACCOUNT FIVE
                   VARIABLE ANNUITY ACCOUNT SEVEN
                    VARIABLE ANNUITY ACCOUNT NINE

    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    FS VARIABLE SEPARATE ACCOUNT
                   FS VARIABLE ANNUITY ACCOUNT ONE
                   FS VARIABLE ANNUITY ACCOUNT TWO
                   FS VARIABLE ANNUITY ACCOUNT FIVE

          SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES AND
                  STATEMENTS OF ADDITIONAL INFORMATION

      American General Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") are amending their Statements of Additional Information for the purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("AIG"), the parent company of AGL and US Life and of giving notification of the upcoming name change to the distributor of AGL and US Life contracts.

      On March 30, 2011, American International Group, Inc. entered into an Unconditional Capital Maintenance Agreement with AGL and US Life. As a result, the financial statements of American International Group, Inc. are made available to you. American International Group, Inc. does not underwrite any contracts referenced herein.

      The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2013, File No. 001-08787, was filed on February 20, 2014.

      AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com.

      You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia     Chicago, Illinois
100 F. Street, N.E., Room 1580       175 W. Jackson Boulevard
Washington, DC 20549                 Chicago, IL 60604

New York, NY
3 World Financial, Room 4300
New York, New York 10281

      The following provides notification of the upcoming name change for the distributor of the AGL and US Life contracts:

      Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.




Dated:  February 26, 2014